Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of other operating income and other operating expenses
Other operating income and Other operating expenses in the consolidated income statements include:

EUR million
	2024	2023	2022
Other operating income	803	1,104	1,510
Non- financial services	654	752	770
Other operating income	149	352	740
Other operating expense	(2,324)	(2,827)	(2,803)
Non-financial services	(498)	(674)	(661)
Other operating expense:	(1,826)	(2,153)	(2,142)
Of which, credit institutions deposit guarantee fund and single resolution fund	(536)	(1,119)	(1,258)
	(1,521)	(1,723)	(1,293)